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                                                              [LOGO OF MetLife]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

September 22, 2015

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-205137/811-08306
    Class O (on or after September 21, 2015)
    Rule 497(j) Certification

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") both dated September 21, 2015, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on September 17, 2015.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John B. Towers
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John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company